Income Taxes - Deferred Tax Assets and Liabilities (FY) (Details) - USD ($)	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Deferred Tax Assets (Liabilities):
Net operating loss carryforwards	$ 920,390	$ 820,494	$ 741,267
Accrued compensation	39,680	44,800	54,000
Valuation allowance	(960,070)	(865,294)	(795,267)
Net deferred tax assets (liabilities)	$ 0	$ 0	$ 0